SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Fair value of Derivative Liability (Details) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fair value of Derivative Liability	$ 1,462,607	$ 398,603	$ 0
Fair Value, Inputs, Level 1 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fair value of Derivative Liability	0	0
Fair Value, Inputs, Level 2 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fair value of Derivative Liability	1,462,607	398,603
Fair Value, Inputs, Level 3 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fair value of Derivative Liability	$ 0	$ 0